Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Schedule of property and equipment by geographical location
	Property and equipment As of December 31,
	2016	2017
	RMB	RMB
China	27,228	36,045
Philippines	14,348	12,964